Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Long-Term Debt
Schedule of long-term debt
	May 31,	February 28,
(In thousands)	2013	2013

ABL Facility	$68,733	$24,314
Notes due 2018	250,000	250,000
Secured Notes due 2018	289,387	276,925
Land, equipment and other obligations	17,071	19,005
Obligations under capital leases	7,255	7,743
Total debt	632,446	577,987
Less: Current portion	(9,708)	(11,342)
Total long-term debt	$622,738	$566,645

	February 28,	February 29,
(In thousands)	2013	2012
ABL Facility	$24,314	$—
Notes due 2018	250,000	250,000
Secured notes due 2018	276,925	—
First lien term loan A & B	—	145,383
First lien revolving credit facility	—	100,113
Land, equipment and other obligations	19,005	23,016
Obligations under capital leases	7,743	10,501
Total debt	577,987	529,013
Less: Current portion	(11,342)	(7,538)
Total long-term debt	$566,645	$521,475

Schedule of maturity of long-term debt
(In thousands)

Fiscal Year Ending
2014	$11,342
2015	4,045
2016	2,701
2017	1,851
2018	25,733
Thereafter	532,315
$577,987

Notes due 2018
Long-Term Debt
Schedule of percentages of principal amount at which Secured Notes may be redeemed
Year	Percentage

2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

Year	Percentage
2014	105.50%
2015	102.75%
2016 and thereafter	100.00%

Secured Notes due 2018
Long-Term Debt
Schedule of percentages of principal amount at which Secured Notes may be redeemed
Year	Percentage

2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

Year	Percentage
2015	106.50%
2016	103.25%
2017 and thereafter	100.00%

Long term debt
Long-Term Debt
Schedule of fair value of long-term debt
	February 28,	February 29,
(In thousands)	2013	2012

Carrying value (including current maturities)	$577,987	$529,013
Fair value (including current maturities)	548,730	490,194